Property and Equipment, Net - Depreciation expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Abstract]
Depreciation expenses	¥ 21.1	¥ 32.5	¥ 34.1